Employment Agreements of Executive Officers	3 Months Ended
Mar. 31, 2018
Notes
Employment Agreements of Executive Officers

13.Employment Agreement of Executive Officer

In February 2018 we entered into a two-year Employment Agreement with Mr. Mildenberger pursuant to which we engaged him to serve as our Chief Executive Officer and President. Upon entering into this agreement, we terminated the Consulting Agreement with 2002 Management Inc. described below. Under the terms of the Employment Agreement Mr. Mildenberger is required to devote at least 50% of his time to our company.  As compensation, we agreed to pay him an annual base salary of $250,000 which will be reviewed annually by the board of directors of which he is presently the sole member.  Mr. Mildenberger is entitled to an annual bonus, if any, and an incentive equity award in amount as determined by the board of directors. He is also entitled to receive benefits as are customarily provided to other officers and employees of our company, including participation in a non-contributory health insurance plan and a life insurance policy in amount equal to 200% of his base salary, as well as six weeks of paid vacation annually. The Employment Agreement contains customary indemnification provisions.

The Employment Agreement may be terminated by either party upon 30 days prior written notice to the other party and will automatically extend for successive one-year periods unless terminated by either party at least 60 days prior to the expiration of the then current term. We are also entitled to terminate the Employment Agreement upon Mr. Mildenberger's disability or death upon 30 days’ notice to him or his estate or with or without cause, and Mr. Mildenberger is entitled to terminate the agreement for “good reason” following a change of control of our company. In the event we terminate the Employment Agreement without cause, or if he terminates it for “good reason” following a change of control, both as defined in the Employment Agreement, we are obligated to pay Mr. Mildenberger severance in an amount equal to twice his then current base salary. We are also obligated to continue to pay the premiums on his life insurance policy for the first to occur of one year or his reemployment, and reimburse him for out-of-pocket COBRA expenses for six months from termination. If we terminate him for cause, as defined in the Employment Agreement, we are not obligated to pay Mr. Mildenberger any severance benefits.